Schedule of Investments (unaudited)
August 31, 2026
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 Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 50.4%
Communication Services — 3.8%
Diversified Telecommunication Services — 1.3%
AT&T Inc., Senior Notes	4.100%	2/15/28	$1,340,000	$1,330,069
AT&T Inc., Senior Notes	4.700%	8/15/30	820,000	811,258
NTT Finance Corp., Senior Notes	4.620%	7/16/28	1,000,000	995,866 (a)
Space Exploration Technologies Corp., Senior Notes	5.350%	7/15/31	2,420,000	2,366,318 (a)
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	1,008,000	884,444
Total Diversified Telecommunication Services				6,387,955
Entertainment — 0.1%
Discovery Global Holdings Inc., Senior Notes	3.755%	3/15/27	196,000	195,254
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	400,000	393,355 (a)
Total Entertainment				588,609
Interactive Media & Services — 1.7%
Alphabet Inc., Senior Notes	3.875%	11/15/28	850,000	839,041
Alphabet Inc., Senior Notes	3.700%	2/15/29	1,150,000	1,126,544
Alphabet Inc., Senior Notes	4.625%	8/10/29	1,320,000	1,316,626
Alphabet Inc., Senior Notes	4.875%	8/15/31	690,000	685,723
Meta Platforms Inc., Senior Notes	4.200%	11/15/30	1,960,000	1,900,472
Meta Platforms Inc., Senior Notes	4.550%	5/15/31	3,100,000	3,030,251
Total Interactive Media & Services				8,898,657
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	216,000	215,843 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	2/1/33	190,000	185,605 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	9.250%	6/1/32	230,000	240,235 (a)
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	130,000	129,636 *(a)(b)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	70,000	72,633 (a)
Total Media				843,952
Wireless Telecommunication Services — 0.5%
T-Mobile USA Inc., Senior Notes	2.050%	2/15/28	1,200,000	1,156,843
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	1,490,000	1,437,049
Total Wireless Telecommunication Services				2,593,892

Total Communication Services				19,313,065
Consumer Discretionary — 4.3%
Automobile Components — 0.1%
Cyprium Corp./Cyprium Holdings Luxembourg Sarl, Senior Notes	6.125%	4/15/31	220,000	219,944 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	200,000	205,185 (a)
Total Automobile Components				425,129
Automobiles — 1.3%
BMW US Capital LLC, Senior Notes	4.650%	8/13/29	1,410,000	1,399,100 (a)
General Motors Co., Senior Notes	4.200%	10/1/27	1,310,000	1,303,587
Hyundai Capital America, Senior Notes	5.950%	9/21/26	1,380,000	1,381,348 (a)
Hyundai Capital America, Senior Notes	5.275%	6/24/27	1,230,000	1,239,477 (a)
Hyundai Capital America, Senior Notes	2.000%	6/15/28	1,020,000	969,987 (a)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Automobiles — continued
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	$330,000	$258,637 (a)
Total Automobiles				6,552,136
Broadline Retail — 0.6%
Amazon.com Inc., Senior Notes	3.850%	3/13/28	1,150,000	1,139,426
Amazon.com Inc., Senior Notes	3.900%	11/20/28	570,000	561,839
Amazon.com Inc., Senior Notes	4.000%	3/13/29	1,030,000	1,012,662
Amazon.com Inc., Senior Notes	4.100%	11/20/30	630,000	610,695
Total Broadline Retail				3,324,622
Hotels, Restaurants & Leisure — 2.2%
Carnival Corp. Ltd., Senior Notes	5.875%	6/15/31	290,000	291,169 (a)
Carnival Corp. Ltd., Senior Notes	6.125%	2/15/33	810,000	812,436 (a)
Las Vegas Sands Corp., Senior Notes	5.900%	6/1/27	2,250,000	2,268,323
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	2,880,000	2,905,935
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,010,000	974,373
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	120,000	115,154 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	494,000	494,613 (a)
Royal Caribbean Cruises Ltd., Senior Notes	3.700%	3/15/28	790,000	777,774
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,700,000	1,713,248 (a)
Sands China Ltd., Senior Notes	2.300%	3/8/27	530,000	523,910
Sands China Ltd., Senior Notes	2.850%	3/8/29	220,000	208,495
Total Hotels, Restaurants & Leisure				11,085,430
Specialty Retail — 0.1%
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	390,000	386,349 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	100,000	101,662 (a)
Total Specialty Retail				488,011

Total Consumer Discretionary				21,875,328
Consumer Staples — 4.5%
Food Products — 1.2%
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	3.000%	2/2/29	2,100,000	2,014,456
Mars Inc., Senior Notes	4.600%	3/1/28	4,230,000	4,229,244 (a)
Total Food Products				6,243,700
Tobacco — 3.3%
Altria Group Inc., Senior Notes	2.625%	9/16/26	1,550,000	1,548,955
Altria Group Inc., Senior Notes	4.875%	2/4/28	1,060,000	1,063,428
Altria Group Inc., Senior Notes	6.200%	11/1/28	2,420,000	2,489,737
BAT Capital Corp., Senior Notes	3.557%	8/15/27	710,000	704,248
BAT Capital Corp., Senior Notes	2.259%	3/25/28	3,310,000	3,189,307
Imperial Brands Finance PLC, Senior Notes	4.500%	6/30/28	1,700,000	1,691,208 (a)
Japan Tobacco Inc., Senior Notes	4.850%	5/15/28	1,650,000	1,654,928 (a)
Philip Morris International Inc., Senior Notes	4.750%	2/12/27	1,080,000	1,082,264
Philip Morris International Inc., Senior Notes	4.125%	4/28/28	3,220,000	3,194,321
Total Tobacco				16,618,396

Total Consumer Staples				22,862,096
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Energy — 4.3%
Oil, Gas & Consumable Fuels — 4.3%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	$250,000	$258,572 (a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	2,740,000	2,725,637
Cheniere Energy Partners LP, Senior Notes	4.500%	10/1/29	930,000	919,261
Chord Energy Corp., Senior Notes	6.000%	10/1/30	150,000	151,846 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	1,800,000	1,837,872 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	1,370,000	1,364,193 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,360,000	1,350,143
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	120,000	122,616 (a)
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	1,570,000	1,566,455
Diamondback Energy Inc., Senior Notes	5.200%	4/18/27	1,110,000	1,115,071
Energy Transfer LP, Senior Notes	5.550%	2/15/28	2,440,000	2,466,791
Enterprise Products Operating LLC, Senior Notes	4.600%	1/11/27	490,000	490,570
EQT Corp., Senior Notes	3.900%	10/1/27	306,000	303,445
EQT Corp., Senior Notes	5.000%	1/15/29	2,370,000	2,373,008
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	250,000	248,097
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	30,000	30,477 (a)
Targa Resources Corp., Senior Notes	4.350%	1/15/29	1,240,000	1,227,981
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	220,000	221,308
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.000%	3/15/28	1,130,000	1,120,067
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	420,000	451,883 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.125%	12/15/30	80,000	81,711 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	30,000	32,603 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	30,000	33,379 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	60,000	63,190 (a)
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	300,000	296,995
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	1,100,000	1,133,493

Total Energy				21,986,664
Financials — 13.7%
Banks — 7.5%
Banco Santander SA, Senior Notes	4.551%	11/6/30	1,200,000	1,171,105
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	2,600,000	2,592,705 (c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	1,800,000	1,771,741 (c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	1,480,000	1,462,774 (c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	2,070,000	2,067,449 (c)
Bank of America Corp., Senior Notes (5.162% to 1/24/30 then SOFR + 1.000%)	5.162%	1/24/31	1,120,000	1,124,227 (c)
Bank of America Corp., Senior Notes (5.933% to 9/15/26 then SOFR + 1.340%)	5.933%	9/15/27	960,000	960,637 (c)
Bank of America Corp., Subordinated Notes (3 mo. Term SOFR + 1.022%)	4.686%	9/15/26	200,000	200,047 (c)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
BNP Paribas SA, Senior Notes (2.591% to 1/20/27 then SOFR + 1.228%)	2.591%	1/20/28	$700,000	$694,343 (a)(c)
BNP Paribas SA, Senior Notes (4.792% to 5/9/28 then SOFR + 1.450%)	4.792%	5/9/29	1,730,000	1,725,287 (a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	850,000	853,376 (a)(c)
Citigroup Inc., Senior Notes (3.070% to 2/24/27 then SOFR + 1.280%)	3.070%	2/24/28	1,430,000	1,420,123 (c)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. Term SOFR + 1.454%)	4.075%	4/23/29	1,480,000	1,464,223 (c)
Citigroup Inc., Senior Notes (4.643% to 5/7/27 then SOFR + 1.143%)	4.643%	5/7/28	4,780,000	4,780,784 (c)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	800,000	795,651 (a)(c)
HSBC Holdings PLC, Senior Notes (5.240% to 5/13/30 then SOFR + 1.570%)	5.240%	5/13/31	1,110,000	1,111,810 (c)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	721,000	725,687 (c)
JPMorgan Chase & Co., Senior Notes (3.540% to 5/1/27 then 3 mo. Term SOFR + 1.642%)	3.540%	5/1/28	290,000	288,023 (c)
JPMorgan Chase & Co., Senior Notes (4.505% to 10/22/27 then SOFR + 0.860%)	4.505%	10/22/28	1,730,000	1,727,862 (c)
JPMorgan Chase & Co., Senior Notes (5.040% to 1/23/27 then SOFR + 1.190%)	5.040%	1/23/28	1,190,000	1,192,428 (c)
JPMorgan Chase & Co., Senior Notes (5.103% to 4/22/30 then SOFR + 1.435%)	5.103%	4/22/31	1,460,000	1,461,559 (c)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	1,220,000	1,131,719 (c)
Royal Bank of Canada, Senior Notes	4.875%	1/19/27	580,000	581,506
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	150,000	148,619 (c)
Wells Fargo & Co., Senior Notes (5.707% to 4/22/27 then SOFR + 1.070%)	5.707%	4/22/28	4,420,000	4,451,090 (c)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,000,000	1,996,791
Total Banks				37,901,566
Capital Markets — 3.1%
Depository Trust Co., Senior Notes	4.300%	3/27/29	1,410,000	1,396,660 (a)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	1,830,000	1,821,135 (c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	1,490,000	1,466,644 (c)
Goldman Sachs Group Inc., Senior Notes (4.369% to 10/21/30 then SOFR + 1.060%)	4.369%	10/21/31	1,150,000	1,112,133 (c)
Goldman Sachs Group Inc., Senior Notes (4.482% to 8/23/27 then SOFR + 1.725%)	4.482%	8/23/28	730,000	728,615 (c)
Goldman Sachs Group Inc., Senior Notes (5.727% to 4/25/29 then SOFR + 1.265%)	5.727%	4/25/30	1,570,000	1,596,100 (c)
Morgan Stanley, Senior Notes (4.210% to 4/20/27 then SOFR + 1.610%)	4.210%	4/20/28	2,990,000	2,982,675 (c)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Morgan Stanley, Senior Notes (4.994% to 4/12/28 then SOFR + 1.380%)	4.994%	4/12/29	$1,490,000	$1,495,112 (c)
Morgan Stanley, Senior Notes (5.656% to 4/18/29 then SOFR + 1.260%)	5.656%	4/18/30	2,180,000	2,213,656 (c)
Morgan Stanley Private Bank NA, Senior Notes (4.734% to 7/18/30 then SOFR + 1.080%)	4.734%	7/18/31	1,140,000	1,122,985 (c)
Total Capital Markets				15,935,715
Consumer Finance — 0.7%
American Express Co., Senior Notes (4.351% to 7/20/28 then SOFR + 0.810%)	4.351%	7/20/29	1,470,000	1,460,422 (c)
Mercedes-Benz Finance North America LLC, Senior Notes	5.100%	11/15/29	1,170,000	1,173,169 (a)
Midcap Financial Issuer Trust, Senior Notes	5.370%	4/15/29	1,050,000	1,047,590 (a)
Total Consumer Finance				3,681,181
Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.750%	6/6/28	510,000	517,615
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	2,110,000	2,103,892
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	6.100%	1/15/27	1,890,000	1,899,890
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	4/1/28	550,000	550,946
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.125%	2/28/29	350,000	343,548
Block Inc., Senior Notes	6.000%	8/15/33	190,000	189,786 (a)
LPL Holdings Inc., Senior Notes	4.900%	4/3/28	1,480,000	1,479,186
Rocket Cos. Inc., Senior Notes	6.125%	8/1/31	470,000	476,237 (a)
Total Financial Services				7,561,100
Insurance — 0.6%
Aon North America Inc., Senior Notes	5.150%	3/1/29	1,270,000	1,279,092
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	470,000	467,948 (a)
Nippon Life Insurance Co., Senior Notes	4.748%	4/2/31	1,300,000	1,282,179 (a)
Total Insurance				3,029,219
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	940,000	916,261 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.500%	8/1/30	440,000	440,140
Total Mortgage Real Estate Investment Trusts (REITs)				1,356,401

Total Financials				69,465,182
Health Care — 4.3%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	4.800%	3/15/27	2,430,000	2,435,873
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories, Senior Notes	4.000%	3/15/31	570,000	549,854
Roche Holdings Inc., Senior Notes	4.790%	3/8/29	980,000	983,280 (a)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Equipment & Supplies — continued
Solventum Corp., Senior Notes	5.450%	2/25/27	$694,000	$696,263
Total Health Care Equipment & Supplies				2,229,397
Health Care Providers & Services — 2.7%
Cardinal Health Inc., Senior Notes	4.700%	11/15/26	1,050,000	1,050,569
Cencora Inc., Senior Notes	4.625%	12/15/27	770,000	770,525
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,790,000	1,778,360
HCA Inc., Senior Notes	5.000%	3/1/28	280,000	281,052
Humana Inc., Senior Notes	1.350%	2/3/27	2,780,000	2,743,678
Humana Inc., Senior Notes	5.750%	12/1/28	350,000	355,915
Icon Investments Six DAC, Senior Notes	5.064%	8/13/29	500,000	499,104 (a)
McKesson Corp., Senior Notes	4.250%	9/15/29	1,630,000	1,605,255
Quest Diagnostics Inc., Senior Notes	4.600%	12/15/27	570,000	570,369
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	920,000	916,042
UnitedHealth Group Inc., Senior Notes	4.700%	4/15/29	2,050,000	2,049,515
UnitedHealth Group Inc., Senior Notes	4.800%	1/15/30	990,000	988,852
Total Health Care Providers & Services				13,609,236
Life Sciences Tools & Services — 0.2%
Agilent Technologies Inc., Senior Notes	4.200%	9/9/27	880,000	878,304
Pharmaceuticals — 0.5%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	570,000	593,741 (a)
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	210,000	211,436
Eli Lilly & Co., Senior Notes	4.500%	2/9/29	1,840,000	1,840,405
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	210,000	210,228
Total Pharmaceuticals				2,855,810

Total Health Care				22,008,620
Industrials — 5.5%
Aerospace & Defense — 2.5%
Boeing Co., Senior Notes	3.250%	2/1/28	460,000	450,782
Boeing Co., Senior Notes	3.200%	3/1/29	1,980,000	1,904,063
Bombardier Inc., Senior Notes	7.250%	7/1/31	50,000	52,328 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	90,000	93,039 (a)
Honeywell Aerospace Inc., Senior Notes	4.000%	3/16/29	1,480,000	1,453,143
Honeywell Aerospace Inc., Senior Notes	4.300%	3/16/31	730,000	709,854
Howmet Aerospace Inc., Senior Notes	3.000%	1/15/29	1,000,000	960,489
Howmet Aerospace Inc., Senior Notes	4.850%	10/15/31	1,110,000	1,099,871
L3Harris Technologies Inc., Senior Notes	4.400%	6/15/28	1,220,000	1,213,569
Lockheed Martin Corp., Senior Notes	4.150%	8/15/28	720,000	714,435
RTX Corp., Senior Notes	5.750%	11/8/26	2,720,000	2,724,511
RTX Corp., Senior Notes	4.125%	11/16/28	1,150,000	1,136,092
Total Aerospace & Defense				12,512,176
Building Products — 0.0%††
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	210,000	212,718 (a)
Commercial Services & Supplies — 0.6%
GFL Environmental Inc., Senior Notes	4.000%	8/1/28	240,000	235,261 (a)
Republic Services Inc., Senior Notes	5.000%	11/15/29	1,450,000	1,458,643
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Commercial Services & Supplies — continued
Waste Management Inc., Senior Notes	3.875%	1/15/29	$1,260,000	$1,238,113
Total Commercial Services & Supplies				2,932,017
Electrical Equipment — 0.4%
Eaton Corp., Senior Notes	3.950%	3/6/29	990,000	971,700
GE Vernova Inc., Senior Notes	4.250%	2/4/31	1,100,000	1,071,687
Total Electrical Equipment				2,043,387
Ground Transportation — 0.5%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	1,380,000	1,371,821
Fedex Freight Holding Co. Inc., Senior Notes	4.300%	3/15/29	1,320,000	1,294,729 (a)
Total Ground Transportation				2,666,550
Machinery — 0.5%
John Deere Capital Corp., Senior Notes	4.950%	7/14/28	1,190,000	1,200,266
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	1,400,000	1,388,034 (a)
Total Machinery				2,588,300
Passenger Airlines — 0.3%
American Airlines Pass-Through Trust	3.375%	5/1/27	1,184,775	1,174,300
Delta Air Lines Pass-Through Trust	2.000%	6/10/28	320,618	310,040
Total Passenger Airlines				1,484,340
Professional Services — 0.1%
Paychex Inc., Senior Notes	5.100%	4/15/30	530,000	530,359
Trading Companies & Distributors — 0.6%
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	120,000	123,221 (a)
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	70,000	72,465 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	70,000	72,451 (a)
QXO Building Products Inc., Senior Notes	6.500%	7/15/31	250,000	252,937 (a)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	210,000	214,959 (a)
Sumisho Air Lease Corp., Senior Notes	5.300%	2/1/28	1,620,000	1,629,544
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	450,000	457,882 (a)
Total Trading Companies & Distributors				2,823,459

Total Industrials				27,793,306
Information Technology — 3.5%
IT Services — 0.1%
APLD ComputeCo 3 LLC, Senior Secured Notes	7.000%	6/15/31	240,000	231,372 (a)
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	290,000	281,568 (a)
Total IT Services				512,940
Semiconductors & Semiconductor Equipment — 1.7%
Advanced Micro Devices Inc., Senior Notes	4.319%	3/24/28	1,530,000	1,525,860
Advanced Micro Devices Inc., Senior Notes	4.600%	8/17/29	710,000	706,331
Broadcom Inc., Senior Notes	4.800%	4/15/28	1,620,000	1,622,443
Broadcom Inc., Senior Notes	4.600%	7/15/30	1,160,000	1,136,394
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	200,000	204,451 (a)
Intel Corp., Senior Notes	1.600%	8/12/28	2,400,000	2,261,937
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,090,000	1,085,683
Total Semiconductors & Semiconductor Equipment				8,543,099
Software — 1.0%
Oracle Corp., Senior Notes	4.500%	5/6/28	290,000	287,006
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
Oracle Corp., Senior Notes	4.550%	2/4/29	$800,000	$782,048
Oracle Corp., Senior Notes	4.200%	9/27/29	1,560,000	1,500,052
Oracle Corp., Senior Notes	4.950%	2/4/31	480,000	460,133
ServiceNow Inc., Senior Notes	4.250%	5/15/28	200,000	199,000
ServiceNow Inc., Senior Notes	4.700%	8/15/31	710,000	697,954
Synopsys Inc., Senior Notes	4.650%	4/1/28	970,000	968,740
Synopsys Inc., Senior Notes	4.850%	4/1/30	220,000	218,742
Total Software				5,113,675
Technology Hardware, Storage & Peripherals — 0.7%
Apple Inc., Senior Notes	1.400%	8/5/28	2,850,000	2,693,995
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	200,000	200,378 (a)
Hewlett Packard Enterprise Co., Senior Notes	4.400%	10/15/30	600,000	584,548
Total Technology Hardware, Storage & Peripherals				3,478,921

Total Information Technology				17,648,635
Materials — 1.7%
Chemicals — 0.3%
Equate Petrochemical Co. KSCC, Senior Notes	4.250%	11/3/26	1,620,000	1,617,123 (a)
Construction Materials — 0.2%
Amrize Finance US LLC, Senior Notes	4.700%	4/7/28	1,100,000	1,099,861
Metals & Mining — 0.9%
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	900,000	939,334 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	200,000	205,385 (a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	990,000	980,492 (a)
Glencore Funding LLC, Senior Notes	5.400%	5/8/28	1,520,000	1,533,093 (a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	1,050,000	1,046,088
Total Metals & Mining				4,704,392
Paper & Forest Products — 0.3%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	1,500,000	1,494,486 (a)

Total Materials				8,915,862
Real Estate — 0.4%
Diversified REITs — 0.1%
VICI Properties LP, Senior Notes	4.750%	4/1/28	480,000	478,776
Health Care REITs — 0.2%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	850,000	832,043 (a)
Specialized REITs — 0.1%
Extra Space Storage LP, Senior Notes	5.700%	4/1/28	280,000	283,789
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	440,000	446,508 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	50,000	50,216 (a)
Total Specialized REITs				780,513

Total Real Estate				2,091,332
Utilities — 4.4%
Electric Utilities — 4.1%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.200%	10/1/28	1,580,000	1,597,446
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	650,000	648,816
Constellation Energy Generation LLC, Senior Notes	3.900%	1/8/28	420,000	416,053
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	1,040,000	1,034,834
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	$1,190,000	$1,174,171
Florida Power & Light Co., First Mortgage Bonds	5.150%	6/15/29	680,000	688,886
Georgia Power Co., Senior Notes	5.004%	2/23/27	1,110,000	1,113,472
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.500%	3/20/27	1,150,000	1,150,669
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	1,906,000	1,861,496
Pacific Gas and Electric Co., First Mortgage Bonds	5.000%	6/4/28	280,000	280,856
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	1,350,000	1,369,510
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	1,560,000	1,565,783 (a)
Southern California Edison Co., First Mortgage Bonds	5.650%	10/1/28	2,840,000	2,882,613
Talen Energy Supply LLC, Senior Notes	6.375%	5/1/33	190,000	187,700 (a)
Vistra Operations Co. LLC, Senior Notes	5.050%	12/30/26	1,220,000	1,223,816 (a)
Vistra Operations Co. LLC, Senior Notes	4.300%	10/15/28	1,270,000	1,250,648 (a)
Vistra Operations Co. LLC, Senior Notes	4.550%	10/30/28	1,130,000	1,117,878 (a)
Vistra Operations Co. LLC, Senior Notes	4.700%	1/31/31	1,050,000	1,019,445 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	80,000	82,603 (a)
Total Electric Utilities				20,666,695
Gas Utilities — 0.1%
Snam SpA, Senior Notes	5.000%	5/28/30	620,000	617,504 (a)
Multi-Utilities — 0.2%
Engie SA, Senior Notes	5.250%	4/10/29	890,000	897,611 (a)

Total Utilities				22,181,810
Total Corporate Bonds & Notes (Cost — $257,359,570)				256,141,900
Asset-Backed Securities — 17.7%
AB Issuer LLC, 2026-1A A2	6.405%	4/30/56	650,000	644,444 (a)
Abry Liquid Credit CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.310%)	5.063%	1/15/38	630,000	631,570 (a)(c)
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, 2005-4 M2 (1 mo. Term SOFR + 0.819%)	4.487%	10/25/35	305,362	289,720 (c)
AIMCO CLO Ltd., 2021-15A AR (3 mo. Term SOFR + 1.200%)	4.950%	4/17/38	890,000	891,072 (a)(c)
American Heritage Auto Receivables Issuer Trust, 2025-1A A3	4.400%	11/15/30	910,000	906,729 (a)
Apex Credit CLO Ltd., 2020-1A A1R3 (3 mo. Term SOFR + 1.160%)	4.889%	4/20/35	900,000	900,784 (a)(c)
Apex Credit CLO LLC, 2021-2A A1AR (3 mo. Term SOFR + 1.180%)	4.909%	10/20/34	910,000	910,704 (a)(c)
Ares CLO Ltd., 2021-60A AR2 (3 mo. Term SOFR + 0.960%)	4.689%	7/18/34	560,000	560,438 (a)(c)
ARI Fleet Lease Trust, 2025-B A2	4.590%	3/15/34	1,586,054	1,588,309 (a)
Atlas Senior Loan Fund Ltd., 2025-26A AN (3 mo. Term SOFR + 1.340%)	5.073%	10/22/38	600,000	601,114 (a)(c)
Atlas Senior Loan Fund Ltd., 2025-26A AY (3 mo. Term SOFR + 1.330%)	5.063%	10/22/38	220,000	220,405 (a)(c)
AutoNation Finance Trust, 2026-1A A4	4.180%	6/11/31	430,000	424,773 (a)
AutoNation Finance Trust, 2026-1A C	4.560%	10/14/31	530,000	522,450 (a)
Avis Budget Rental Car Funding AESOP LLC, 2022-1A A	3.830%	8/21/28	1,620,000	1,610,839 (a)
Avis Budget Rental Car Funding AESOP LLC, 2024-1A A	5.360%	6/20/30	1,000,000	1,009,271 (a)
Avis Budget Rental Car Funding AESOP LLC, 2025-1A A	4.800%	8/20/29	390,000	389,637 (a)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Balboa Bay Loan Funding Ltd., 2021-1A AR (3 mo. Term SOFR + 0.990%)	4.719%	7/20/34	$870,000	$870,642 (a)(c)
Basswood Park CLO Ltd., 2021-1A AR (3 mo. Term SOFR + 1.030%)	4.759%	4/20/34	767,508	768,359 (a)(c)
Battery Park CLO Ltd., 2019-1A AR (3 mo. Term SOFR + 1.400%)	5.153%	7/15/36	320,000	320,432 (a)(c)
Bayfront Iabs Pte Ltd., 7A A (SOFR + 1.280%)	4.960%	4/11/48	656,731	657,767 (a)(c)
Bayfront IABS Pte Ltd., 8A A (SOFR + 1.380%)	5.060%	7/11/47	550,000	550,310 (a)(c)
Bayswater Park CLO Ltd., 2023-1A AR (3 mo. Term SOFR + 1.210%)	4.939%	1/20/39	650,000	650,780 (a)(c)
Black Diamond CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.650%)	5.460%	10/25/37	1,130,000	1,133,219 (a)(c)
BlueMountain CLO Ltd., 2019-26A AR2 (3 mo. Term SOFR + 1.050%)	4.779%	10/20/34	780,000	781,053 (a)(c)
BlueMountain CLO Ltd., 2020-30A AR2 (3 mo. Term SOFR + 1.150%)	4.903%	4/15/35	660,000	660,581 (a)(c)
Brightwood Capital MM CLO Ltd., 2023-1A A1R (3 mo. Term SOFR + 1.450%)	5.203%	10/15/35	710,000	709,360 (a)(c)
Capital Automotive REIT, 2024-2A A1	4.900%	5/15/54	1,404,375	1,390,178 (a)
Captree Park CLO Ltd., 2024-1A A1R (3 mo. Term SOFR + 1.200%)	4.929%	7/20/37	1,080,000	1,080,489 (a)(c)
Carmax Auto Owner Trust, 2024-3 A3	4.890%	7/16/29	1,913,089	1,920,729
Carmax Auto Owner Trust, 2026-3 A2	4.360%	10/15/29	1,740,000	1,740,175
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.119%	10/20/37	830,000	830,830 (a)(c)
Cascade MH Asset Trust, 2021-MH1 A1	1.753%	2/25/46	148,788	135,456 (a)
CMFT Net Lease Master Issuer LLC, 2021-1 A1	2.090%	7/20/51	1,024,744	961,826 (a)
College Ave Student Loans LLC, 2023-A C	6.060%	5/25/55	446,556	446,808 (a)
Columbia Cent CLO Ltd., 2022-32A A1R2 (3 mo. Term SOFR + 1.120%)	4.895%	7/24/34	1,045,787	1,046,907 (a)(c)
Commonbond Student Loan Trust, 2021-AGS A	1.200%	3/25/52	260,169	223,091 (a)
Elmwood CLO Ltd., 2019-1A A1R3 (3 mo. Term SOFR + 1.120%)	4.849%	4/20/37	830,000	829,768 (a)(c)
Enterprise Fleet Financing LLC, 2023-1 A3	5.420%	10/22/29	1,534,087	1,537,559 (a)
Enterprise Fleet Financing LLC, 2026-1 A4	4.290%	9/20/32	700,000	689,522 (a)
Fifth Third Auto Trust, 2023-1 A3	5.530%	8/15/28	507,774	509,587
Ford Credit Auto Owner Trust, 2023-A A4	4.560%	12/15/28	1,000,000	1,001,441
Ford Credit Auto Owner Trust, 2024-A A3	5.090%	12/15/28	613,823	616,195
Fortress Credit Bsl Ltd., 2021-1A AR (3 mo. Term SOFR + 1.100%)	4.829%	4/20/33	265,280	265,462 (a)(c)
Fortress Credit BSL Ltd., 2021-2A AR (3 mo. Term SOFR + 1.000%)	4.691%	7/20/34	370,000	370,346 (a)(c)
Galaxy CLO Ltd., 2025-36A A1 (3 mo. Term SOFR + 1.230%)	4.983%	10/15/38	760,000	760,697 (a)(c)
GECU Auto Receivables Trust, 2023-1A A3	5.630%	8/15/28	47,284	47,307 (a)
GM Financial Consumer Automobile Receivables Trust, 2022-4 A4	4.880%	8/16/28	1,153,526	1,153,803
GM Financial Consumer Automobile Receivables Trust, 2023-4 A4	5.710%	2/16/29	1,840,000	1,858,252
GP-HONOR COLLATERAL TRUST, 2026-A A	5.110%	7/15/30	200,000	200,094 (a)
HalseyPoint CLO Ltd., 2020-3A A1R (3 mo. Term SOFR + 1.480%)	5.323%	7/30/37	430,000	430,852 (a)(c)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Hertz Vehicle Financing LLC, 2023-4A A	6.150%	3/25/30	$100,000	$101,262 (a)
Hertz Vehicle Financing LLC, 2026-2A B	6.080%	11/25/32	500,000	492,965 (a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	198,315	174,812 (a)
Hilton Grand Vacations Trust, 2023-1A A	5.720%	1/25/38	259,999	263,440 (a)
Home Equity Mortgage Loan Asset-Backed Trust, 2005-C M2 (1 mo. Term SOFR + 0.864%)	4.532%	10/25/35	107,764	107,192 (c)
Kinetic ABS Issuer LLC, 2026-1A A2	5.219%	2/25/56	1,260,000	1,234,313 (a)
Kings Park CLO Ltd., 2021-1A A1R (3 mo. Term SOFR + 1.200%)	4.934%	1/21/39	470,000	470,564 (a)(c)
M&T Bank RV Trust, 2026-1A A	4.350%	1/15/46	1,140,112	1,112,957 (a)
M&T Equipment Notes, 2023-1A A4	5.750%	7/15/30	1,270,000	1,276,136 (a)
Magnetite Ltd., 2021-31A A1R (3 mo. Term SOFR + 1.000%)	4.753%	7/15/34	730,000	730,888 (a)(c)
Man Capital CLO Ltd., 2021-2RA A1R (3 mo. Term SOFR + 1.320%)	5.070%	4/17/39	910,000	910,457 (a)(c)
MAPS Trust, 2026-1A A	5.201%	1/15/51	603,271	590,600 (a)
Marble Point CLO Ltd., 2021-4A A1R (3 mo. Term SOFR + 1.160%)	4.893%	1/22/35	1,020,000	1,020,848 (a)(c)
MetroNet Infrastructure Issuer LLC, 2025-2A A2	5.400%	8/20/55	790,000	787,653 (a)
Mountain Point CLO Ltd., 2026-1A A1 (3 mo. Term SOFR + 1.230%)	4.950%	4/20/39	390,000	389,883 (a)(c)
Mountain View CLO Ltd., 2019-2A A1R2 (3 mo. Term SOFR + 1.290%)	5.043%	7/15/37	300,000	300,686 (a)(c)
MVW LLC, 2020-1A A	1.740%	10/20/37	192,635	192,380 (a)
MVW LLC, 2026-1A A	4.670%	3/20/43	1,072,528	1,061,190 (a)
Navesink CLO Ltd., 2025-3A A1R (3 mo. Term SOFR + 1.150%)	4.836%	7/15/37	920,000	920,000 (a)(c)
Navient Private Education Refi Loan Trust, 2024-A A	5.660%	10/15/72	1,036,017	1,048,389 (a)
Navient Refinance Loan Trust, 2026-A A	4.500%	1/18/56	1,134,781	1,113,821 (a)
Navient Student Loan Trust, 2015-1 A2 (30 Day Average SOFR + 0.714%)	4.358%	4/25/40	497,294	482,875 (c)
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	4.358%	12/26/69	373,404	371,184 (a)(c)
Navigator Aviation Ltd., 2025-1 A	5.107%	10/15/50	389,387	378,609 (a)
Nelnet Student Loan Trust, 2015-2A A2 (30 Day Average SOFR + 0.714%)	4.358%	9/25/42	183,488	181,841 (a)(c)
Nelnet Student Loan Trust, 2015-3A A2 (30 Day Average SOFR + 0.714%)	4.358%	2/27/51	1,286,790	1,286,559 (a)(c)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. Term SOFR + 1.144%)	4.797%	4/20/62	1,550,000	1,552,480 (a)(c)
Nelnet Student Loan Trust, 2021-CA AFL (1 mo. Term SOFR + 0.854%)	4.507%	4/20/62	471,246	469,245 (a)(c)
Nelnet Student Loan Trust, 2025-1A A1 (30 Day Average SOFR + 0.750%)	4.393%	10/25/33	1,226,571	1,226,795 (a)(c)
Neuberger Berman Loan Advisers CLO Ltd., 2022-51A AR2 (3 mo. Term SOFR + 1.000%)	4.752%	10/23/36	730,000	730,699 (a)(c)
OCCU Auto Receivables Trust, 2025-1A D	5.600%	11/15/34	750,000	747,214 (a)
Ocean Trails CLO Ltd., 2020-10A AR2 (3 mo. Term SOFR + 1.300%)	5.053%	10/15/34	570,000	570,725 (a)(c)
Ocean Trails CLO Ltd., 2022-12A A1R (3 mo. Term SOFR + 1.330%)	5.059%	7/20/35	870,000	871,171 (a)(c)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
OHA Loan Funding Ltd., 2013-2A AR2 (3 mo. Term SOFR + 1.220%)	4.949%	10/20/38	$250,000	$250,498 (a)(c)
Oscar US Funding LLC, 2021-2A A4	1.270%	9/11/28	6,075	6,070 (a)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	4.879%	4/20/38	500,000	499,473 (a)(c)
Palmer Square Loan Funding Ltd., 2024-1A A1R (3 mo. Term SOFR + 0.820%)	4.573%	10/15/32	716,754	716,217 (a)(c)
Park Blue CLO Ltd., 2026-11A A1 (3 mo. Term SOFR + 1.240%)	4.889%	7/20/39	870,000	870,909 (a)(c)
PenFed Auto Receivables Owner Trust, 2026-A A2	4.320%	6/15/29	1,050,000	1,049,286 (a)
PFS Financing Corp., 2024-F A	4.750%	8/15/29	1,740,000	1,744,045 (a)
Phantom Aviation, 2026-1A A	5.240%	1/15/51	478,497	464,390 (a)
Sagard-Halseypoint CLO Ltd., 2024-8A A1 (3 mo. Term SOFR + 1.390%)	5.233%	1/30/38	410,000	410,782 (a)(c)
Service Experts Issuer LLC, 2025-1A A	5.380%	1/20/37	494,331	487,535 (a)
Sesac Finance LLC, 2024-1 A2	6.421%	1/25/54	1,160,250	1,162,792 (a)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. Term SOFR + 0.532%)	4.196%	12/15/39	1,154,061	1,130,672 (c)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	8.504%	10/15/41	819,559	849,595 (a)(c)
SLM Student Loan Trust, 2005-4 B (90 Day Average SOFR + 0.442%)	4.068%	7/25/55	99,642	95,846 (c)
SLM Student Loan Trust, 2013-1 A3 (30 Day Average SOFR + 0.664%)	4.308%	5/26/55	478,416	473,325 (c)
SLM Student Loan Trust, 2013-6 A3 (30 Day Average SOFR + 0.764%)	4.408%	6/26/55	491,525	487,260 (c)
SMB Private Education Loan Trust, 2021-C A2 (1 mo. Term SOFR + 0.914%)	4.554%	1/15/53	1,302,370	1,294,838 (a)(c)
SMB Private Education Loan Trust, 2024-C A1B (30 Day Average SOFR + 1.100%)	4.736%	6/17/52	564,862	565,562 (a)(c)
SoFi Professional Loan Program Trust, 2020-C AFX	1.950%	2/15/46	228,484	214,802 (a)
Sotheby’s Artfi Master Trust, 2026-1A A1	4.800%	6/20/33	1,270,000	1,262,806 (a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	413,401	389,065 (a)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	4.929%	4/20/38	850,000	850,651 (a)(c)
Symphony CLO Ltd., 2025-52A AR (3 mo. Term SOFR + 1.150%)	4.815%	1/20/36	790,000	790,527 (a)(c)
Synchrony Card Funding LLC, 2024-A1 A	5.040%	3/15/30	2,000,000	2,007,992
Taco Bell Funding LLC, 2025-1A A2I	4.821%	8/25/55	1,000,000	977,927 (a)
Trinitas CLO Ltd., 2021-16A A1R (3 mo. Term SOFR + 1.130%)	4.859%	7/20/34	660,000	660,683 (a)(c)
Triton Container Finance LLC, 2026-1A A	5.260%	5/20/51	1,253,333	1,233,701 (a)
Uniti Fiber Abs Issuer LLC, 2025-2A A2	5.177%	1/20/56	460,000	449,422 (a)
Venture CLO Ltd., 2019-38A ARR (3 mo. Term SOFR + 1.000%)	4.843%	7/30/32	116,009	116,065 (a)(c)
Verizon Master Trust, 2026-2 A1A	4.510%	6/21/32	1,150,000	1,144,914
Volkswagen Auto Lease Trust, 2025-B A3	4.010%	1/22/29	1,770,000	1,762,621
Voya CLO Ltd., 2016-1A BR (3 mo. Term SOFR + 2.062%)	5.791%	1/20/31	360,000	360,765 (a)(c)
Whitebox CLO Ltd., 2021-3A A1R (3 mo. Term SOFR + 1.270%)	5.023%	10/15/35	1,100,000	1,101,209 (a)(c)
Wise CLO Ltd., 2026-2A A1 (3 mo. Term SOFR + 1.220%)	4.917%	7/15/39	990,000	990,453 (a)(c)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Woodmont Trust, 2023-12A A1R (3 mo. Term SOFR + 1.400%)	5.210%	10/25/32	$590,651	$591,195 (a)(c)

Total Asset-Backed Securities (Cost — $90,402,023)				89,885,862
Collateralized Mortgage Obligations(d) — 12.6%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. Term SOFR + 1.180%)	4.827%	9/15/34	500,000	499,395 (a)(c)
Angel Oak Mortgage Trust, 2021-7 A3	2.337%	10/25/66	211,124	182,172 (a)(c)
Angel Oak Mortgage Trust, 2025-6 A3	5.920%	4/25/70	659,717	658,709 (a)
Arbor Realty Commercial Real Estate Notes LLC, 2025-FL1 A (1 mo. Term SOFR + 1.354%)	5.006%	1/20/43	520,000	521,136 (a)(c)
BANK, 2021-BN32 A5	2.643%	4/15/54	960,000	862,974 (c)
BANK, 2021-BN36 A5	2.470%	9/15/64	390,000	343,159
BANK5, 2026-5YR22 A3	5.713%	6/15/59	1,050,000	1,071,683 (c)
BDS LLC, 2026-FL17 A (1 mo. Term SOFR + 1.350%)	4.997%	5/19/43	700,000	700,889 (a)(c)
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.097%	9/15/54	11,873,281	353,387 (c)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	620,000	546,532
Benchmark Mortgage Trust, 2023-V3 A3	6.363%	7/15/56	850,000	867,085 (c)
Benchmark Mortgage Trust, 2023-V3 XA, IO	1.052%	7/15/56	20,876,506	248,372 (c)
BMP Commercial Mortgage Trust, 2024-MF23 A (1 mo. Term SOFR + 1.372%)	5.011%	6/15/41	1,182,500	1,184,593 (a)(c)
BOCA Commercial Mortgage Trust, 2025-BOCA A (1 mo. Term SOFR + 1.600%)	5.239%	12/15/42	1,040,000	1,045,341 (a)(c)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	18,903	18,788 (a)(c)
BRAVO Residential Funding Trust, 2024-NQM1 A1	5.943%	12/1/63	395,596	396,055 (a)
BX Commercial Mortgage Trust, 2020-VIV4 A	2.843%	3/9/44	1,290,000	1,188,337 (a)
BX Commercial Mortgage Trust, 2022-AHP A (1 mo. Term SOFR + 0.990%)	4.629%	1/17/39	164,218	164,272 (a)(c)
BX Commercial Mortgage Trust, 2024-XL5 A (1 mo. Term SOFR + 1.392%)	5.031%	3/15/41	1,268,832	1,272,946 (a)(c)
BX Commercial Mortgage Trust, 2024-BIO2 D	7.970%	8/13/41	390,000	366,857 (a)(c)
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	5.389%	8/15/42	1,050,000	1,051,923 (a)(c)
BXMT Ltd., 2026-FL6 A (1 mo. Term SOFR + 1.450%)	5.097%	8/19/43	760,000	758,337 (a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	4.082%	8/25/35	706	691 (a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. Term SOFR + 0.694%)	4.362%	10/25/35	3,184	3,114 (a)(c)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	478,858	439,343 (a)(c)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	330,000	325,733
Cityfed Mortgage Trust, 2026-WEST A (1 mo. Term SOFR + 1.710%)	5.360%	9/15/43	810,000	807,975 (a)(c)
Cross Mortgage Trust, 2023-H2 A1A	7.135%	11/25/68	301,841	301,709 (a)
Cross Mortgage Trust, 2024-H2 A1	6.093%	4/25/69	175,351	175,641 (a)
CSMC Trust, 2019-AFC1 A1	3.573%	7/25/49	41,596	40,510 (a)
CSMC Trust, 2019-AFC1 A2	3.776%	7/25/49	91,461	89,214 (a)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,480,000	1,384,471 (a)
CSMC Trust, 2020-AFC1 A1	3.240%	2/25/50	184,745	178,011 (a)(c)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	255,599	220,315 (a)(c)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	$255,599	$220,675 (a)(c)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	311,098	275,199 (a)(c)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	608,231	495,915 (a)(c)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	1,021,544	936,112 (a)(c)
Deephaven Residential Mortgage Trust, 2024-1 A1	5.735%	7/25/69	126,969	127,104 (a)
Dwight Issuer LLC, 2026-FL2 A (1 mo. Term SOFR + 1.400%)	5.039%	1/18/44	1,200,000	1,201,122 (a)(c)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	440,376	371,235 (a)(c)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	244,515	213,690 (a)(c)
Extended Stay America Trust, 2025-ESH A (1 mo. Term SOFR + 1.300%)	4.939%	10/15/42	869,727	872,353 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4945 KF, PAC (30 Day Average SOFR + 0.564%)	4.208%	9/25/49	498,148	490,685 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	5.943%	8/25/33	163,311	165,511 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	5.743%	10/25/33	546,978	554,406 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	6.043%	2/25/42	880,000	885,388 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	8.143%	6/25/42	810,000	833,197 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2024-DNA1 M2 (30 Day Average SOFR + 1.950%)	5.593%	2/25/44	510,000	514,104 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 M2	3.750%	9/25/55	632,842	580,196 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 19 F	4.457%	6/1/28	8	8 (c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	6.743%	6/25/43	300,000	309,359 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	6.143%	10/25/43	870,000	884,814 (a)(c)
Federal National Mortgage Association (FNMA) REMIC, 2025-18 FH (30 Day Average SOFR + 1.400%)	5.043%	8/25/54	1,459,718	1,471,137 (c)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.238%	11/25/40	68,540	68,438 (c)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	5.139%	3/25/42	464,912	460,078 (c)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	5.268%	8/25/43	188,144	188,658 (c)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	4.761%	8/25/42	136,213	138,588 (c)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1 (30 Day Average SOFR + 0.514%)	4.158%	5/25/42	31,773	31,713 (c)
GCAT Trust, 2020-NQM1 A3	3.554%	1/25/60	163,100	162,124 (a)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	4.282%	2/20/61	10,416	10,406 (c)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. Term SOFR + 0.514%)	4.182%	3/20/63	$79,333	$78,928 (c)
Government National Mortgage Association (GNMA), 2016-H07 FK (1 mo. Term SOFR + 1.114%)	4.782%	3/20/66	353,722	356,047 (c)
Government National Mortgage Association (GNMA), 2017-H15 FN (1 mo. Term SOFR + 0.614%)	4.282%	7/20/67	126,607	126,497 (c)
Government National Mortgage Association (GNMA), 2019-H16 CF (1 mo. Term SOFR + 0.814%)	4.482%	10/20/69	829,535	832,136 (c)
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	4.019%	4/20/70	825,275	820,524 (c)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	3.939%	9/20/71	1,225,376	1,219,187 (c)
Government National Mortgage Association (GNMA), 2021-H09 QF (30 Day Average SOFR + 1.500%)	5.139%	6/20/71	2,603,778	2,667,624 (c)
GS Mortgage Securities Corp. Trust, 2000-1A A (1 mo. Term SOFR + 0.464%)	4.134%	3/20/27	53,522	16,925 (a)(c)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. Term SOFR + 1.014%)	4.667%	6/20/35	133,361	122,973 (c)
HOMES Trust, 2026-NQM3 A1	5.262%	4/27/71	242,954	240,761 (a)(c)
HOMES Trust, 2026-NQM5 A1	5.679%	7/25/71	1,260,000	1,257,720 (a)(c)
INCREF LLC, 2026-FL2 (1 mo. Term SOFR + 1.450%)	5.097%	12/19/43	910,000	911,989 (a)(c)
Legacy Mortgage Asset Trust, 2020-RPL1 A1	3.000%	9/25/59	554,812	528,003 (a)(c)
Legacy Mortgage Asset Trust, 2021-GS2 A1	5.750%	4/25/61	337,799	338,200 (a)
Legacy Mortgage Asset Trust, 2021-GS5 A1	6.250%	7/25/67	807,430	808,559 (a)
MF1 LLC, 2025-FL19 A (1 mo. Term SOFR + 1.488%)	5.127%	5/18/42	590,000	591,463 (a)(c)
MF1 LLC, 2026-FL21 A (1 mo. Term SOFR + 1.350%)	4.989%	2/18/41	210,000	210,130 (a)(c)
MF1 Ltd., 2021-FL7 A (1 mo. Term SOFR + 1.194%)	4.833%	10/16/36	121,004	120,982 (a)(c)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	234,299	229,654 (a)(c)
Mill City Mortgage Trust, 2015-2 M3	3.675%	9/25/57	171,128	170,409 (a)(c)
MLTI Trust, 2026-SF75 A (1 mo. Term SOFR + 1.400%)	5.039%	3/15/36	910,000	912,094 (a)(c)
Morgan Stanley Residential Mortgage Loan Trust, 2026-CLTR1 A1	5.612%	7/25/68	247,005	246,997 (a)(c)
Morgan Stanley Residential Mortgage Loan Trust, 2026-DSC2 A1	5.440%	4/27/71	740,586	735,547 (a)(c)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	208,433	199,491 (a)(c)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	507,170	445,552 (a)(c)
New Residential Mortgage Loan Trust, 2022-NQM2 A1	3.851%	3/27/62	699,263	651,230 (a)(c)
New Residential Mortgage Loan Trust, 2026-NQM3 A3	5.189%	2/25/66	868,231	853,231 (a)
NYC Commercial Mortgage Trust, 2025-28L F	8.401%	11/5/38	1,000,000	996,862 (a)(c)
OAKRE Issuer LLC, 2026-FL1 A (1 mo. Term SOFR + 1.500%)	5.208%	2/18/44	500,000	500,771 (a)(c)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	518,798	419,981 (a)(c)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	523,367	429,253 (a)(c)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	590,102	489,729 (a)(c)
OBX Trust, 2026-NQM1 A3	5.171%	11/25/65	757,985	746,733 (a)
PLYM Commercial Mortgage Trust, 2026-IND A (1 mo. Term SOFR + 1.250%)	4.889%	3/15/43	1,060,303	1,062,286 (a)(c)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	792,383	672,099 (a)(c)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	$405,964	$407,616 (a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	5,524	1,324
Residential Asset Securitization Trust, 2003-A11 A2, PAC (1 mo. Term SOFR + 0.564%)	4.232%	11/25/33	12,618	11,050 (c)
RIDE, 2025-SHRE A	5.619%	2/14/47	1,160,000	1,164,479 (a)(c)
SCMS Mortgage Trust, 2025-BNC1 A2	4.502%	12/15/57	768,611	761,729 (a)
Santander Mortgage Asset Receivable Trust, 2026-NQM5 A1	5.455%	6/25/66	237,699	236,161 (a)(c)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. Term SOFR + 1.514%)	5.153%	5/15/38	920,000	919,842 (a)(c)
SHOPS Commercial Mortgage Trust, 2026-CSTL A	4.971%	5/5/39	1,550,000	1,521,813 (a)(c)
SLG Office Trust, 2026-OMA A	5.131%	4/15/41	1,100,000	1,087,581 (a)(c)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	4.640%	1/15/39	1,560,000	1,559,668 (a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 1A1	6.230%	3/25/34	47,815	47,119 (c)
Structured Asset Securities Corp., 2005-RF3 2A	4.397%	6/25/35	170,085	154,786 (a)(c)
STWD LLC, 2025-FL4 A (1 mo. Term SOFR + 1.450%)	5.097%	11/19/42	1,020,000	1,021,938 (a)(c)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.082%	2/15/42	910,000	903,798 (a)(c)
Towd Point Mortgage Trust, 2019-HY1 B1 (1 mo. Term SOFR + 2.264%)	5.932%	10/25/48	1,460,000	1,525,390 (a)(c)
Verus Securitization Trust, 2026-2 A2	4.844%	2/25/71	744,751	730,493 (a)

Total Collateralized Mortgage Obligations (Cost — $65,275,398)				63,797,238
U.S. Government & Agency Obligations — 5.7%
U.S. Government Agencies — 0.0%††

Federal National Mortgage Association (FNMA) (SOFR + 0.140%)	3.790%	12/11/26	250,000	250,131 (c)
U.S. Government Obligations — 5.7%
U.S. Treasury Notes	3.875%	7/31/27	950,000	947,182
U.S. Treasury Notes	3.750%	8/15/27	12,330,000	12,275,989
U.S. Treasury Notes	4.250%	7/31/28	240,000	239,597
U.S. Treasury Notes	3.750%	1/31/31	210,000	203,893
U.S. Treasury Notes	4.000%	7/31/32	15,750,000	15,299,341
Total U.S. Government Obligations				28,966,002

Total U.S. Government & Agency Obligations (Cost — $29,744,195)				29,216,133
Mortgage-Backed Securities — 3.5%
FHLMC — 1.6%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35	1,235,346	1,162,781
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	2/1/42	1,858,520	1,589,290
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	3/1/42	271,695	238,901
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/52	258,244	239,692
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	1/1/53	692,303	701,765
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	7/1/53- 5/1/54	1,046,801	1,087,749
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.630%)	3.279%	1/1/49	3,152,213	3,137,677 (c)
Total FHLMC				8,157,855
FNMA — 1.2%
Federal National Mortgage Association (FNMA)	4.490%	6/1/28	260,000	259,378
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	2.500%	2/1/35	$624,793	$598,987
Federal National Mortgage Association (FNMA)	3.000%	4/1/38- 2/1/40	1,084,104	1,022,643
Federal National Mortgage Association (FNMA)	4.500%	11/1/38- 1/1/59	504,605	489,812
Federal National Mortgage Association (FNMA)	2.000%	2/1/42	606,557	518,988
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	1,502,793	1,500,129
Federal National Mortgage Association (FNMA)	6.500%	10/1/53	584,688	606,608
Federal National Mortgage Association (FNMA)	6.000%	11/1/53	925,798	946,314
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	6.359%	9/1/37	180,600	181,890 (c)
Total FNMA				6,124,749
GNMA — 0.7%
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	117,337	97,309
Government National Mortgage Association (GNMA) II	5.500%	8/20/53	1,573,901	1,579,777
Government National Mortgage Association (GNMA) II	6.000%	11/20/53	820,731	844,669
Government National Mortgage Association (GNMA) II	6.500%	1/20/54	971,209	1,003,865
Total GNMA				3,525,620

Total Mortgage-Backed Securities (Cost — $18,245,917)				17,808,224
Senior Loans — 1.1%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.1%
QTS Thunder Managing LLC, Term Loan (3 mo. Term SOFR + 2.250%)	6.025%	7/22/33	500,000	497,813 (c)(e)(f)
Media — 0.1%
Nexstar Media Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.186%	6/28/32	336,600	337,275 (c)(e)(f)
Virgin Media Bristol LLC, Term Loan Facility Y (6 mo. Term SOFR + 3.275%)	6.967%	3/31/31	295,000	257,656 (c)(e)(f)
Total Media				594,931

Total Communication Services				1,092,744
Consumer Discretionary — 0.3%
Hotels, Restaurants & Leisure — 0.0%††
1011778 BC Unlimited Liability Co., Term Loan B6 (1 mo. Term SOFR + 1.750%)	5.436%	9/20/30	54,625	54,751 (c)(e)(f)
Specialty Retail — 0.3%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.936%	6/11/31	358,950	360,289 (c)(e)(f)
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.982%	2/3/31	379,050	379,416 (c)(e)(f)
Rent-A-Center Inc., 2025 Term Loan (3 mo. Term SOFR + 2.750%)	6.479%	8/13/32	500,434	501,685 (c)(e)(f)
Total Specialty Retail				1,241,390

Total Consumer Discretionary				1,296,141
Financials — 0.3%
Banks — 0.0%††
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.686%	11/24/32	209,475	206,944 (c)(e)(f)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — 0.1%
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.500%)	6.186%	9/15/31	$328,346	$325,082 (c)(e)(f)
Financial Services — 0.0%††
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	5.482%	11/6/28	192,500	193,529 (c)(e)(f)
Insurance — 0.2%
AmWINS Group Inc., 2026 Refinancing Term Loan (3 mo. Term SOFR + 2.000%)	5.732%	1/30/32	437,778	434,188 (c)(e)(f)
Asurion LLC, New Term Loan B14 (3 mo. Term SOFR + 3.750%)	7.573%	2/23/33	395,796	380,128 (c)(e)(f)
HUB International Ltd., 2025 Incremental Term Loan (3 mo. Term SOFR + 2.250%)	5.984%	6/20/30	49,704	49,883 (c)(e)(f)
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 2.500%)	6.186%	7/31/31	139,296	139,472 (c)(e)(f)
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.482%	5/6/31	20,000	19,740 (c)(e)(f)
Total Insurance				1,023,411

Total Financials				1,748,966
Health Care — 0.1%
Health Care Technology — 0.0%††
AthenaHealth Group Inc., Fourth Amendment Term Loan (1 mo. Term SOFR + 3.250%)	6.936%	2/17/32	129,673	129,788 (c)(e)(f)
Pharmaceuticals — 0.1%
Jazz Financing Luxembourg Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)	5.936%	5/5/28	305,645	306,917 (c)(e)(f)

Total Health Care				436,705
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC, Contingent DIP Facility	—	11/17/26	194,257	54,392 *(b)(g)
Spirit Airlines LLC, Contingent DIP Facility Initial Term Loan	—	11/17/26	74,009	416 *(b)(g)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.644%	9/14/26	26,876	25,532 (c)(e)(f)(g)(h)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.644%	9/14/26	6,665	6,332 (c)(e)(f)(g)(h)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.644%	9/14/26	13,164	12,506 (c)(e)(f)(g)(h)

Total Industrials				99,178
Information Technology — 0.1%
Software — 0.1%
Cloud Software Group Inc., Tenth Amendment Term Loan B2 (3 mo. Term SOFR + 3.250%)	6.982%	3/21/31	158,797	152,247 (c)(e)(f)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.536%	10/8/28	129,323	119,085 (c)(e)(f)
UKG Inc., Term Loan B (3 mo. Term SOFR + 2.250%)	6.073%	2/10/31	139,298	135,634 (c)(e)(f)

Total Information Technology				406,966
Utilities — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
Pathfinder Power LLC, Term Loan B	—	6/22/33	440,000	440,552 (i)

Total Senior Loans (Cost — $5,744,088)				5,521,252
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Expiration Date	Contracts	Notional Amount	Value
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Call @ $97.500 (Cost — $23,784)	6/11/27	111	$277,500	$9,019
			Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			60	1 *(j)
Spirit Aviation Holdings Inc.			10,243	102 *

Total Common Stocks (Cost — $143,870)				103
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $88,598)			7,278	73 *(a)(j)(k)
Total Investments before Short-Term Investments (Cost — $467,027,443)				462,379,804
	Rate	Maturity Date	Face Amount
Short-Term Investments — 7.9%
Commercial Paper — 2.8%
ANZ Bank New Zealand International Ltd.	4.237%	2/23/27	$5,000,000	4,900,951 (l)(m)
BofA Securities, Inc.	4.564%	7/21/27	3,000,000	2,883,482 (m)
ING Bank N.V.	4.269%	2/1/27	5,000,000	4,912,591 (m)
MUFG Securities Americas Inc.	3.819%	10/19/26	1,725,000	1,716,343 (m)

Total Commercial Paper (Cost — $14,417,263)				14,413,367
			Shares
Money Market Funds — 2.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $12,518,521)	3.616%		12,518,521	12,518,521 (n)(o)
		Maturity Date	Face Amount
U.S. Treasury Bills — 1.7%
U.S. Treasury Bills (Cost — $8,647,114)	3.816%	11/12/26	$8,710,000	8,645,013 (m)

U.S. Government Agencies — 0.9%
Federal Home Loan Bank (FHLB), Discount Notes (Cost — $4,287,543)	3.996%	1/21/27	4,350,000	4,283,734 (m)

Total Short-Term Investments (Cost — $39,870,441)				39,860,635
Total Investments — 98.9% (Cost — $506,897,884)				502,240,439
Other Assets in Excess of Liabilities — 1.1%				5,616,426
Total Net Assets — 100.0%				$507,856,865

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Ultra-Short Income Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on this security is currently in default as of August 31, 2026.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(i)	All or a portion of this loan has not settled as of August 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(j)	Restricted security (Note 3).
(k)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(l)
Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(m)	Rate shown represents yield-to-maturity.
(n)	Rate shown is one-day yield as of the end of the reporting period.
(o)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2026, the total market value of investments in Affiliated Companies was $12,518,521 and the cost was $12,518,521 (Note 2).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
FTSE	—	Financial Times Stock Exchange
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
PAC	—	Planned Amortization Class
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At August 31, 2026, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/11/26	$97.500	40	$100,000	$(500)
3-Month SOFR Futures, Put	12/11/26	96.500	85	212,500	(126,969)
Total Exchange-Traded Written Options (Premiums received — $39,737)					$(127,469)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

 Western Asset Ultra-Short Income Fund
Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At August 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	96	12/27	$23,088,496	$22,974,000	$(114,496)
Contracts to Sell:
3-Month SOFR	96	12/26	23,110,966	23,070,000	40,966
U.S. Treasury 2-Year Notes	925	12/26	190,300,894	189,841,798	459,096
U.S. Treasury 5-Year Notes	39	12/26	4,145,582	4,122,422	23,160
U.S. Treasury 10-Year Notes	30	12/26	3,257,767	3,229,687	28,080
U.S. Treasury Long-Term Bonds	14	12/26	1,533,820	1,520,750	13,070
U.S. Treasury Ultra 10-Year Notes	8	12/26	882,241	875,375	6,866
U.S. Treasury Ultra Long-Term Bonds	2	12/26	222,609	220,063	2,546
					573,784
Net unrealized appreciation on open futures contracts					$459,288

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At August 31, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
	$10,699,000	6/29/31	2.368%	CPURNSA	$39,607	—	$39,607
	30,166,000	5/31/33	4.110% annually	Daily SOFR Compound annually	290,159	$14,743	275,416
Total	$40,865,000				$329,766	$14,743	$315,023

†	Percentage shown is an annual percentage rate.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
CPURNSA	3.350%
Daily SOFR Compound	3.680%

Abbreviation(s) used in this table:
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Ultra-Short Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$256,141,900	—	$256,141,900
Asset-Backed Securities	—	89,885,862	—	89,885,862
Collateralized Mortgage Obligations	—	63,797,238	—	63,797,238
U.S. Government & Agency Obligations	—	29,216,133	—	29,216,133
Mortgage-Backed Securities	—	17,808,224	—	17,808,224
Senior Loans:
Industrials	—	—	$99,178	99,178
Other Senior Loans	—	5,422,074	—	5,422,074
Purchased Options	$9,019	—	—	9,019
Common Stocks:
Industrials	102	1	—	103
Warrants	—	73	—	73
Total Long-Term Investments	9,121	462,271,505	99,178	462,379,804
Short-Term Investments†:
Commercial Paper	—	14,413,367	—	14,413,367
Money Market Funds	12,518,521	—	—	12,518,521
U.S. Treasury Bills	—	8,645,013	—	8,645,013
U.S. Government Agencies	—	4,283,734	—	4,283,734
Total Short-Term Investments	12,518,521	27,342,114	—	39,860,635
Total Investments	$12,527,642	$489,613,619	$99,178	$502,240,439
Other Financial Instruments:
Futures Contracts††	$573,784	—	—	$573,784
Centrally Cleared Interest Rate Swaps††	—	$315,023	—	315,023
Total Other Financial Instruments	$573,784	$315,023	—	$888,807
Total	$13,101,426	$489,928,642	$99,178	$503,129,246
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$127,469	—	—	$127,469
Futures Contracts††	114,496	—	—	114,496
Total	$241,965	—	—	$241,965

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2026. The following transactions were effected

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
in such company for the period ended August 31, 2026.

	Affiliate Value at May 31, 2026	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$21,705,774	$60,517,403	60,517,403	$69,704,656	69,704,656

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$162,155	—	$12,518,521
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 8/31/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	60	3/25	$730	$1	$0.02	0.00%(a)
Spirit Airlines LLC, Warrants	7,278	3/25	88,598	73 (b)	0.01	0.00 (a)
Total			$89,328	$74		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report